Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 72,986	¥ 72,398
Gross amounts offset in the consolidated balance sheets, assets		(47,496)	(22,052)
Net amounts presented in the consolidated balance sheets, assets		25,490	50,346
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[1]	0	(4,973)
Net amount, assets		25,490	45,373
Gross amounts recognized, liabilities		95,686	71,366
Gross amounts offset in the consolidated balance sheets, liabilities		(47,496)	(22,052)
Net amounts presented in the consolidated balance sheets, liabilities		48,190	49,314
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(13,653)	(1,786)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[1]	(9,425)	(509)
Net amount, liabilities		25,112	47,019
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		95,686	71,366
Gross amounts offset in the consolidated balance sheets, liabilities		(47,496)	(22,052)
Net amounts presented in the consolidated balance sheets, liabilities		48,190	49,314
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(13,653)	(1,786)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[1]	(9,425)	(509)
Net amount, liabilities		25,112	47,019
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		72,986	72,398
Gross amounts offset in the consolidated balance sheets, assets		(47,496)	(22,052)
Net amounts presented in the consolidated balance sheets, assets		25,490	50,346
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[1]	0	(4,973)
Net amount, assets		¥ 25,490	¥ 45,373

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.